Annual Fund Operating Expenses - PIMCO Moderate Duration Fund	Dec. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.46%
I-2
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.56%